Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2018 and December 31, 2017:

	2018	2017
Land and buildings	$27,051,942	$27,610,855
Furniture, fixtures and equipment	6,012,214	15,954,422
	33,064,156	43,565,277
Less accumulated depreciation	13,346,851	22,993,726

Total	$19,717,305	$20,571,551